Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash	$ 963,135		$ 1,697,777	$ 0
Interest earned in Trust account	1,989,268	$ 1,206,515	8,449,291
Interest in marketable securities	955,837		7,358,108
Accrued interest in marketable securities	1,033,431		1,091,183
Tax provision	0		0
Federal depository insurance coverage	250,000		250,000
Accrued interest will be invested in marketable securities			$ 1,098,183
Trade and Other Accounts Receivable, Unbilled Receivables, Policy [Policy Text Block]			20
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive shares (in Shares)				600,000
Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Interest earned in Trust account	$ 1,989,268